iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Axon Enterprise, Inc.
(a)
..................... 4,246 $ 3,186,029
Howmet Aerospace, Inc. .................... 22,444 3,813,011
6,999,040
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,896 661,809
Expeditors International of Washington, Inc. ....... 8,035 905,786
1,567,595
a
Banks  —  1 .5%
Fifth Third Bancorp ....................... 38,970 1,488,264
Huntington Bancshares, Inc. ................. 85,206 1,331,770
KeyCorp ............................... 54,326 861,610
M&T Bank Corp. ......................... 9,482 1,731,792
PNC Financial Services Group, Inc. (The) ........ 23,084 4,012,230
Regions Financial Corp. .................... 52,816 1,132,375
Truist Financial Corp. ...................... 76,385 3,017,208
U.S. Bancorp ........................... 90,879 3,961,416
17,536,665
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 75,182 2,531,378
a
Biotechnology  —  1 .4%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,588 2,311,001
Biogen, Inc.
(a)
........................... 8,538 1,108,147
BioMarin Pharmaceutical, Inc.
(a)
............... 11,185 649,513
Incyte Corp.
(a)
........................... 9,595 624,251
Neurocrine Biosciences, Inc.
(a)
................ 5,710 702,444
Regeneron Pharmaceuticals, Inc. .............. 6,238 3,058,366
United Therapeutics Corp.
(a)
.................. 2,489 793,618
Vertex Pharmaceuticals, Inc.
(a)
................ 14,996 6,628,982
15,876,322
a
Broadline Retail  —  0 .8%
eBay, Inc. .............................. 27,073 1,980,931
MercadoLibre, Inc.
(a)
....................... 2,661 6,820,915
8,801,846
a
Building Products  —  0 .9%
Allegion PLC ............................ 5,033 718,209
Builders FirstSource, Inc.
(a)
.................. 6,635 714,457
Carlisle Companies, Inc. .................... 2,575 978,963
Lennox International, Inc. ................... 1,862 1,051,006
Masco Corp. ............................ 12,348 770,762
Owens Corning .......................... 4,990 668,411
Trane Technologies PLC .................... 13,083 5,629,222
10,531,030
a
Capital Markets  —  5 .6%
Ameriprise Financial, Inc. ................... 5,589 2,846,142
Ares Management Corp. , Class A .............. 11,890 1,967,795
Bank of New York Mellon Corp. (The) ........... 41,879 3,710,898
BlackRock, Inc.
(b)
......................... 8,590 8,417,255
Carlyle Group, Inc. (The) .................... 13,695 619,014
Cboe Global Markets, Inc. ................... 6,107 1,399,236
Charles Schwab Corp. (The) ................. 100,496 8,877,817
CME Group, Inc. , Class A ................... 21,021 6,075,069
FactSet Research Systems, Inc. ............... 2,213 1,014,129
Intercontinental Exchange, Inc. ............... 33,510 6,025,098
LPL Financial Holdings, Inc. .................. 4,665 1,806,102
Moody's Corp. ........................... 9,444 4,526,698
Nasdaq, Inc. ............................ 25,161 2,101,950
Northern Trust Corp. ....................... 11,373 1,213,954
Security Shares Value
a
Capital Markets (continued)
Raymond James Financial, Inc. ............... 11,355 $ 1,668,958
S&P Global, Inc. ......................... 18,306 9,388,415
State Street Corp. ........................ 16,833 1,620,681
T Rowe Price Group, Inc. ................... 12,963 1,213,207
64,492,418
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 12,977 3,619,415
CF Industries Holdings, Inc. .................. 9,798 888,777
International Flavors & Fragrances, Inc. .......... 14,917 1,142,046
Linde PLC ............................. 27,585 12,898,194
PPG Industries, Inc. ....................... 13,239 1,466,881
RPM International, Inc. ..................... 7,491 852,775
Sherwin-Williams Co. (The) .................. 13,937 5,000,735
25,868,823
a
Commercial Services & Supplies  —  1 .9%
Cintas Corp. ............................ 21,198 4,801,347
Copart, Inc.
(a)
........................... 53,535 2,755,982
Republic Services, Inc. ..................... 12,758 3,282,506
Rollins, Inc. ............................. 16,977 971,933
Veralto Corp. ............................ 14,469 1,461,803
Waste Connections, Inc. .................... 15,070 2,970,146
Waste Management, Inc. .................... 23,468 5,655,084
21,898,801
a
Communications Equipment  —  1 .0%
Arista Networks, Inc.
(a)
..................... 62,527 5,417,339
F5, Inc.
(a)
.............................. 3,368 961,160
Juniper Networks, Inc. ..................... 19,435 698,300
Motorola Solutions, Inc. .................... 9,734 4,043,309
11,120,108
a
Construction & Engineering  —  0 .4%
EMCOR Group, Inc. ....................... 2,652 1,251,373
Quanta Services, Inc. ...................... 8,644 2,961,088
4,212,461
a
Construction Materials  —  0 .7%
CRH PLC .............................. 39,536 3,604,102
Martin Marietta Materials, Inc. ................ 3,557 1,947,635
Vulcan Materials Co. ...................... 7,705 2,042,364
7,594,101
a
Consumer Finance  —  1 .5%
American Express Co. ..................... 32,717 9,620,434
Capital One Financial Corp. .................. 37,296 7,054,538
Synchrony Financial ....................... 22,676 1,307,272
17,982,244
a
Consumer Staples Distribution & Retail  —  0 .3%
Dollar General Corp. ...................... 12,830 1,247,718
Sysco Corp. ............................ 28,537 2,083,201
3,330,919
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 4,615 820,224
Ball Corp. .............................. 15,648 838,420
Crown Holdings, Inc. ...................... 6,845 674,233
International Paper Co. ..................... 29,251 1,398,490
3,731,367
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 8,095 1,024,179
LKQ Corp. ............................. 15,081 610,328

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 2,200 $ 661,298
2,295,805
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 12,773 801,633
a
Diversified Telecommunication Services  —  0 .9%
Verizon Communications, Inc. ................ 246,153 10,820,886
a
Electrical Equipment  —  1 .8%
AMETEK, Inc. ........................... 13,459 2,405,662
Eaton Corp. PLC ......................... 22,852 7,317,210
GE Vernova, Inc. ......................... 15,944 7,541,193
Hubbell, Inc. ............................ 3,125 1,217,437
Rockwell Automation, Inc. ................... 6,596 2,081,368
20,562,870
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 70,683 6,356,522
CDW Corp. ............................. 7,686 1,386,247
Corning, Inc. ............................ 47,477 2,354,385
Jabil, Inc. .............................. 6,295 1,057,623
Keysight Technologies, Inc.
(a)
................. 10,080 1,582,963
TE Connectivity PLC ...................... 17,403 2,785,698
Trimble, Inc.
(a)
........................... 14,337 1,021,798
Zebra Technologies Corp. , Class A
(a)
............ 2,983 864,384
17,409,620
a
Entertainment  —  0 .5%
Electronic Arts, Inc. ....................... 14,442 2,076,471
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,348 1,191,952
Live Nation Entertainment, Inc.
(a)
.............. 9,437 1,294,662
Warner Bros Discovery, Inc. , Series A
(a)
.......... 137,084 1,366,728
5,929,813
a
Financial Services  —  4 .7%
Apollo Global Management, Inc. ............... 23,293 3,044,162
Fidelity National Information Services, Inc. ........ 30,897 2,459,710
Fiserv, Inc.
(a)
............................ 32,582 5,304,024
Global Payments, Inc. ..................... 14,357 1,085,533
Jack Henry & Associates, Inc. ................ 4,252 770,335
PayPal Holdings, Inc.
(a)
..................... 54,817 3,852,539
Toast, Inc. , Class A
(a)
...................... 25,934 1,093,896
Visa, Inc. , Class A ........................ 100,524 36,710,359
54,320,558
a
Food Products  —  0 .6%
Conagra Brands, Inc. ...................... 27,845 637,372
General Mills, Inc. ........................ 31,942 1,733,173
Hormel Foods Corp. ....................... 17,642 541,257
J M Smucker Co. (The) ..................... 6,207 698,970
Kellanova .............................. 16,109 1,331,087
McCormick & Co., Inc. , NVS ................. 14,739 1,071,967
The Campbell's Company ................... 11,366 386,899
6,400,725
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 4,667 648,013
Old Dominion Freight Line, Inc. ............... 11,158 1,787,177
2,435,190
a
Health Care Equipment & Supplies  —  2 .0%
Align Technology, Inc.
(a)
..................... 4,057 734,073
Dexcom, Inc.
(a)
.......................... 22,872 1,962,418
Edwards Lifesciences Corp.
(a)
................ 34,167 2,672,543
GE HealthCare Technologies, Inc. ............. 26,706 1,883,841
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
........................... 13,089 $ 813,743
IDEXX Laboratories, Inc.
(a)
................... 4,727 2,426,653
Insulet Corp.
(a)
........................... 4,096 1,331,323
ResMed, Inc. ........................... 8,567 2,097,116
Stryker Corp. ........................... 20,038 7,667,340
Zimmer Biomet Holdings, Inc. ................ 11,540 1,063,642
22,652,692
a
Health Care Providers & Services  —  1 .1%
DaVita, Inc.
(a)
............................ 2,516 342,830
Elevance Health, Inc. ...................... 13,205 5,068,607
HCA Healthcare, Inc. ...................... 10,771 4,107,952
Humana, Inc. ........................... 7,040 1,641,235
Molina Healthcare, Inc.
(a)
.................... 3,191 973,383
Quest Diagnostics, Inc. ..................... 6,510 1,128,443
13,262,450
a
Health Care REITs  —  0 .8%
Alexandria Real Estate Equities, Inc. ............ 9,087 637,816
Healthpeak Properties, Inc. .................. 40,749 709,440
Ventas, Inc. ............................ 25,531 1,641,133
Welltower, Inc. ........................... 37,822 5,835,178
8,823,567
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 9,016 2,521,775
a
Hotels, Restaurants & Leisure  —  2 .3%
Booking Holdings, Inc. ..................... 1,914 10,563,232
Darden Restaurants, Inc. ................... 6,826 1,462,197
Domino's Pizza, Inc. ....................... 1,901 900,732
DoorDash, Inc. , Class A
(a)
................... 20,901 4,360,994
Hilton Worldwide Holdings, Inc. ............... 13,977 3,472,446
Royal Caribbean Cruises Ltd. ................ 14,913 3,832,194
Yum! Brands, Inc. ........................ 16,245 2,338,305
26,930,100
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 16,543 1,953,066
Garmin Ltd. ............................. 8,978 1,822,265
NVR, Inc.
(a)
............................. 173 1,231,056
PulteGroup, Inc. ......................... 11,758 1,152,637
6,159,024
a
Household Products  —  0 .4%
Church & Dwight Co., Inc. ................... 14,356 1,411,338
Clorox Co. (The) ......................... 7,186 947,690
Kimberly-Clark Corp. ...................... 19,345 2,781,037
5,140,065
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 54,071 5,872,111
a
Insurance  —  4 .9%
Aflac, Inc. .............................. 30,246 3,131,671
American International Group, Inc. ............. 34,052 2,882,161
Aon PLC , Class A ........................ 11,339 4,219,015
Arch Capital Group Ltd. .................... 21,916 2,082,897
Arthur J Gallagher & Co. .................... 14,917 5,182,762
Brown & Brown, Inc. ....................... 14,211 1,604,422
Chubb Ltd. ............................. 22,203 6,598,732
Cincinnati Financial Corp. ................... 9,132 1,377,288
Everest Group Ltd. ........................ 2,488 863,809
Hartford Insurance Group, Inc. (The) ............ 16,647 2,161,447
Markel Group, Inc.
(a)
....................... 741 1,438,800
Marsh & McLennan Companies, Inc. ............ 28,741 6,715,622

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Principal Financial Group, Inc. ................ 13,123 $ 1,022,150
Progressive Corp. (The) .................... 34,195 9,743,181
Prudential Financial, Inc. .................... 20,673 2,147,718
Travelers Companies, Inc. (The) ............... 13,216 3,643,651
Willis Towers Watson PLC ................... 5,796 1,834,724
56,650,050
a
IT Services  —  2 .3%
Accenture PLC , Class A .................... 36,516 11,568,999
Akamai Technologies, Inc.
(a)
.................. 8,454 641,912
Cloudflare, Inc. , Class A
(a)
................... 18,009 2,987,513
Gartner, Inc.
(a)
........................... 4,481 1,955,598
GoDaddy, Inc. , Class A
(a)
.................... 8,245 1,501,827
MongoDB, Inc. , Class A
(a)
................... 4,736 894,299
Okta, Inc. , Class A
(a)
....................... 9,672 997,860
Snowflake, Inc. , Class A
(a)
................... 18,514 3,807,774
Twilio, Inc. , Class A
(a)
...................... 8,492 999,509
VeriSign, Inc. ........................... 4,941 1,346,274
26,701,565
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 16,630 1,861,230
Avantor, Inc.
(a)
........................... 39,747 513,134
Danaher Corp. .......................... 37,559 7,132,454
Illumina, Inc.
(a)
........................... 9,231 759,157
IQVIA Holdings, Inc.
(a)
...................... 10,281 1,442,733
Mettler-Toledo International, Inc.
(a)
............. 1,216 1,405,112
Revvity, Inc. ............................ 7,008 633,663
Waters Corp.
(a)
.......................... 3,470 1,211,863
West Pharmaceutical Services, Inc. ............ 4,217 889,155
15,848,501
a
Machinery  —  3 .2%
CNH Industrial N.V. ....................... 50,959 637,497
Cummins, Inc. ........................... 8,035 2,583,092
Deere & Co. ............................ 15,040 7,614,150
Dover Corp. ............................ 7,995 1,421,111
Fortive Corp. ............................ 19,849 1,393,201
IDEX Corp. ............................. 4,406 797,090
Illinois Tool Works, Inc. ..................... 16,261 3,985,246
Ingersoll Rand, Inc. ....................... 23,512 1,919,520
Nordson Corp. ........................... 3,154 668,616
Otis Worldwide Corp. ...................... 23,077 2,200,392
PACCAR, Inc. ........................... 30,619 2,873,593
Parker-Hannifin Corp. ...................... 7,511 4,992,562
Pentair PLC ............................ 9,623 954,409
Snap-on, Inc. ........................... 3,058 980,854
Westinghouse Air Brake Technologies Corp. ....... 9,972 2,017,535
Xylem, Inc. ............................. 14,195 1,789,138
36,828,006
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a)
......... 5,384 2,133,518
Comcast Corp. , Class A .................... 219,996 7,605,262
Omnicom Group, Inc. ...................... 11,381 835,820
10,574,600
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 65,753 3,466,498
Reliance, Inc. ........................... 3,085 903,350
Steel Dynamics, Inc. ....................... 8,306 1,022,219
5,392,067
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 34,855 660,502
a
Security Shares Value
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 8,773 $ 590,686
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 13,659 914,333
Kenvue, Inc. ............................ 111,917 2,671,459
3,585,792
a
Pharmaceuticals  —  0 .4%
Royalty Pharma PLC , Class A ................ 21,310 700,673
Zoetis, Inc. , Class A ....................... 26,019 4,387,584
5,088,257
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 23,732 7,725,478
Booz Allen Hamilton Holding Corp. , Class A ....... 7,387 784,869
Broadridge Financial Solutions, Inc. ............ 6,826 1,657,558
Equifax, Inc. ............................ 7,280 1,923,303
Jacobs Solutions, Inc. ...................... 7,148 902,793
Paychex, Inc. ........................... 18,909 2,985,920
Paycom Software, Inc. ..................... 3,037 786,856
TransUnion ............................. 11,383 974,726
Verisk Analytics, Inc. ....................... 8,163 2,564,325
20,305,828
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 17,491 2,186,725
CoStar Group, Inc.
(a)
....................... 24,601 1,809,649
3,996,374
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 19,399 734,252
AvalonBay Communities, Inc. ................ 8,304 1,717,018
Equity Residential ........................ 19,933 1,398,101
Invitation Homes, Inc. ...................... 33,962 1,144,519
4,993,890
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 39,635 842,640
Regency Centers Corp. .................... 10,059 725,757
Simon Property Group, Inc. .................. 19,030 3,103,222
4,671,619
a
Semiconductors & Semiconductor Equipment  —  28 .8%
Advanced Micro Devices, Inc.
(a)
............... 94,765 10,493,328
Analog Devices, Inc. ....................... 28,930 6,190,441
Applied Materials, Inc. ..................... 47,390 7,428,383
Broadcom, Inc. .......................... 260,552 63,071,823
Entegris, Inc. ............................ 8,827 606,768
First Solar, Inc.
(a)
......................... 5,943 939,469
Intel Corp. ............................. 254,353 4,972,601
KLA Corp. .............................. 7,751 5,866,577
Lam Research Corp. ...................... 74,876 6,049,232
Marvell Technology, Inc. .................... 50,518 3,040,678
Microchip Technology, Inc. ................... 31,371 1,820,773
Micron Technology, Inc. ..................... 65,188 6,157,659
Monolithic Power Systems, Inc. ............... 2,792 1,848,025
NVIDIA Corp. ........................... 1,423,253 192,324,177
NXP Semiconductors N.V. ................... 14,794 2,827,577
ON Semiconductor Corp.
(a)
.................. 24,618 1,034,448
QUALCOMM, Inc. ........................ 64,513 9,367,288
Teradyne, Inc. ........................... 9,423 740,648
Texas Instruments, Inc. ..................... 53,076 9,704,947
334,484,842
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software  —  7 .7%
Adobe, Inc.
(a)
............................ 24,860 $ 10,319,137
ANSYS, Inc.
(a)
........................... 5,113 1,691,483
Atlassian Corp. , Class A
(a)
................... 9,566 1,986,189
Autodesk, Inc.
(a)
.......................... 12,424 3,678,995
Bentley Systems, Inc. , Class B ................ 9,413 449,282
Cadence Design Systems, Inc.
(a)
.............. 16,001 4,593,407
Datadog, Inc. , Class A
(a)
.................... 16,756 1,975,197
DocuSign, Inc.
(a)
......................... 11,811 1,046,573
Dynatrace, Inc.
(a)
......................... 17,461 943,069
Fair Isaac Corp.
(a)
......................... 1,424 2,458,223
Fortinet, Inc.
(a)
........................... 38,134 3,881,279
Gen Digital, Inc. .......................... 30,557 870,263
HubSpot, Inc.
(a)
.......................... 2,890 1,704,811
Intuit, Inc. .............................. 16,307 12,286,835
MicroStrategy, Inc. , Class A
(a)
................. 14,437 5,328,119
Nutanix, Inc. , Class A
(a)
..................... 14,777 1,133,248
Palo Alto Networks, Inc.
(a) (c)
.................. 38,620 7,431,260
PTC, Inc.
(a)
............................. 7,018 1,181,270
Roper Technologies, Inc. .................... 6,264 3,572,171
Samsara, Inc. , Class A
(a) (c)
................... 16,609 772,983
ServiceNow, Inc.
(a)
........................ 12,074 12,207,901
Synopsys, Inc.
(a)
......................... 9,019 4,184,636
Tyler Technologies, Inc.
(a)
................... 2,514 1,450,553
Workday, Inc. , Class A
(a)
.................... 12,558 3,110,742
Zscaler, Inc.
(a)
........................... 5,866 1,617,256
89,874,882
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 27,305 5,861,018
Crown Castle, Inc. ........................ 25,399 2,548,790
Digital Realty Trust, Inc. .................... 19,643 3,369,167
Equinix, Inc. ............................ 5,706 5,071,607
Iron Mountain, Inc. ........................ 17,134 1,691,297
Public Storage ........................... 9,209 2,840,148
SBA Communications Corp. , Class A ............ 6,301 1,461,139
22,843,166
a
Specialty Retail  —  4 .8%
AutoZone, Inc.
(a)
......................... 976 3,643,447
Best Buy Co., Inc. ........................ 11,713 776,338
Carvana Co. , Class A
(a)
..................... 7,053 2,307,459
Dick's Sporting Goods, Inc. .................. 3,307 593,077
Home Depot, Inc. (The) .................... 57,976 21,351,981
Lowe's Companies, Inc. .................... 32,648 7,369,633
O'Reilly Automotive, Inc.
(a)
................... 3,339 4,566,083
Ross Stores, Inc. ......................... 19,181 2,687,066
TJX Companies, Inc. (The) .................. 65,161 8,268,931
Tractor Supply Co. ........................ 31,009 1,500,836
Ulta Beauty, Inc.
(a)
........................ 2,643 1,246,069
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 7,204 $ 1,165,319
55,476,239
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 76,621 1,324,011
NetApp, Inc. ............................ 12,038 1,193,688
Pure Storage, Inc. , Class A
(a)
................. 18,066 968,157
Seagate Technology Holdings PLC ............. 12,349 1,456,441
Western Digital Corp.
(a)
..................... 20,165 1,039,506
5,981,803
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 8,853 934,168
Lululemon Athletica, Inc.
(a)
................... 6,401 2,027,005
2,961,173
a
Trading Companies & Distributors  —  1 .0%
Fastenal Co. ............................ 66,899 2,765,605
Ferguson Enterprises, Inc. ................... 11,590 2,113,320
United Rentals, Inc. ....................... 3,811 2,699,636
Watsco, Inc. ............................ 2,030 900,447
WW Grainger, Inc. ........................ 2,669 2,902,698
11,381,706
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,375 1,626,284
a
Total Long-Term Investments — 99.8%
(Cost: $ 943,622,272 ) ................................ 1,156,931,834
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(b) (d) (e)
..................... 2,494,106 2,495,104
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(b) (d)
............................ 2,317,148 2,317,148
a
Total Short-Term Securities — 0.4%
(Cost: $ 4,811,385 ) .................................. 4,812,252
Total Investments — 100.2%
(Cost: $ 948,433,657 ) ................................ 1,161,744,086
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (1,967,714)
Net Assets — 100.0% ................................. $ 1,159,776,372
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,738,373 $ — $ (7,238,143)
(a)
$ (3,263) $ (1,863) $ 2,495,104 2,494,106 $ 22,175
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,860,375 456,773
(a)
— — — 2,317,148 2,317,148 65,504 —
BlackRock, Inc. ... 7,774,504 1,701,796 (1,678,977) 400,185 219,747 8,417,255 8,590 143,335 —
$ 396,922 $ 217,884
$ 13,229,507
$ 231,014 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 5 06/20/25 $ 1,479 $ 69,566
E-Mini Technology Select Sector Index ....................................................... 5 06/20/25 1,165 93,674
$ 163,240

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Advanced MSCI USA ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,156,931,834 $ — $ — $ 1,156,931,834
Short-Term Securities
Money Market Funds ...................................... 4,812,252 — — 4,812,252
$ 1,161,744,086 $ — $ — $ 1,161,744,086
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 163,240 $ — $ — $ 163,240
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)